Restructuring and Other Costs Table and Narrative (Details) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2014	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Severance Costs							$ 3,000,000
Restructuring and Related Cost, Cost Incurred to Date	$ 16,000,000						16,000,000
Restructuring Reserve, Accrued Liability	4,000,000	$ 4,000,000	$ 5,000,000			$ 4,000,000	4,000,000			$ 4,000,000
Restructuring and Related Cost, Incurred Cost	2,000,000	$ 0	1,000,000
Other Restructuring Costs					$ 5,000,000				$ 20,000,000	40,000,000	$ 17,000,000
Restructuring and Related Cost, Expected Cost	15,000,000						15,000,000			2,000,000
Restructuring Charges					$ 2,000,000					4,000,000	14,000,000
Restructuring Charges	6,000,000			$ 4,000,000			$ 36,000,000	$ 13,000,000		4,000,000	15,000,000
Payments for Restructuring	(2,000,000)		0			(1,000,000)				(12,000,000)	$ (3,000,000)
Restructuring Reserve, Accrual Adjustment	0		$ 0			$ 0				(2,000,000)
Restructuring Reserve [Roll Forward]
Loss from Catastrophes										10,000,000
Restructuring and Related Cost, Accelerated Depreciation										35,000,000
Business Combination, Integration Related Costs	$ 4,000,000
Type of Restructuring [Domain]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Description										13,000,000
Restructuring and Related Cost, Accelerated Depreciation										$ 17,000,000